SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                        RULE 23C-2 NOTICE OF INTENTION
                             TO REDEEM SECURITIES

                                      OF

                   THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                             One Corporate Center
                           Rye, New York 10580-1434
                                (914) 921-5100

                                   under the

                        Investment Company Act of 1940

                   Investment Company Act File No. 811-08476


                                 ____________

(1) Title of the class of securities of The Gabelli Global Multimedia Trust Inc. (the "Trust") to be redeemed:

         7.92% Cumulative Preferred Stock, par value of $0.001 per share, liquidation preference of $25 per share ("Preferred Stock").

(2)      The date on which the securities are to be called or redeemed:

         March 28, 2003.

(3) The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

         The shares of Preferred Stock are to be redeemed pursuant to Article II, paragraphs 3(b) and 3(c) of the Trust's Articles Supplementary creating and fixing the rights of the Preferred Stock, filed with the Securities and Exchange Commission on May 23, 1997 as Exhibit A(2) to the Trust's Registration Statement on Form N-2.

         (4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

         The Trust intends to redeem all remaining (926,025) shares of the outstanding shares of Preferred Stock.


                                   SIGNATURE
                                   ---------

         Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Trust has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, duly authorized in the State of Maryland, on this 26th day of February 2003.

                                         THE GABELLI GLOBAL
                                         MULTIMEDIA TRUST INC.


                                         By: /s/ Bruce N. Alpert
                                             -----------------------------------
                                         Name:  Bruce N. Alpert
                                         Title: Vice President and Treasurer